Fair Value Measurements- FV & CV Hierarchy Table (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and cash equivalents		$ 165
Investment securities	$ 1,867	2,935
Restricted cash and cash equivalents	676	218
Other assets:
Escrow advance receivable	11	8
Liabilities
Long-term debt	17,300	8,356
Level 1
Assets
Cash and cash equivalents	939	714
Investment securities	36	0
Net finance receivables, less allowance for finance receivable losses	0	0
Loans Held-for-sale, Fair Value Disclosure	0	0
Restricted cash and cash equivalents	676	218
Other assets:
Commercial mortgage loans	0	0
Escrow advance receivable	0	0
Receivables related to sales of real estate loans and related trust assets	0	0
Liabilities
Long-term debt	0	0
Level 2
Assets
Cash and cash equivalents	0	165
Investment securities	1,829	2,926
Net finance receivables, less allowance for finance receivable losses	0	0
Loans Held-for-sale, Fair Value Disclosure	0	0
Restricted cash and cash equivalents	0	0
Other assets:
Commercial mortgage loans	0	0
Escrow advance receivable	0	0
Receivables related to sales of real estate loans and related trust assets	1	67
Liabilities
Long-term debt	17,616	9,182
Level 3
Assets
Cash and cash equivalents	0	0
Investment securities	2	9
Net finance receivables, less allowance for finance receivable losses	15,943	6,979
Loans Held-for-sale, Fair Value Disclosure	819	209
Restricted cash and cash equivalents	0	0
Other assets:
Commercial mortgage loans	62	78
Escrow advance receivable		8
Receivables related to sales of real estate loans and related trust assets	0	0
Liabilities
Long-term debt	0	0
Total Fair Value
Assets
Cash and cash equivalents	939	879
Investment securities	1,867	2,935
Net finance receivables, less allowance for finance receivable losses	15,943	6,979
Loans Held-for-sale, Fair Value Disclosure	819	209
Restricted cash and cash equivalents	676	218
Other assets:
Commercial mortgage loans	62	78
Escrow advance receivable	11	8
Receivables related to sales of real estate loans and related trust assets	1	67
Liabilities
Long-term debt	17,616	9,182
Total Carrying Value
Assets
Cash and cash equivalents	939	879
Investment securities	1,867	2,935
Net finance receivables, less allowance for finance receivable losses	14,967	6,427
Loans Held-for-sale, Fair Value Disclosure	793	202
Restricted cash and cash equivalents	676	218
Other assets:
Commercial mortgage loans	62	85
Escrow advance receivable	11	8
Receivables related to sales of real estate loans and related trust assets	5	79
Liabilities
Long-term debt	$ 17,300	$ 8,356